Derivative Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Derivative [Line Items]
Derivative notional amount	$ 95,000
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Derivative [Line Items]
Derivative notional amount		$ 95,000